Unaudited Interim Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from Operating Activities:
Net income:	$ 34,101	$ 29,181
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,111	12,003
Amortization of deferred financing fees	990	770
Deferred revenue amortization	(29)	637
Amortization of fair value of acquired time charters	3,614	0
Changes in operating assets and liabilities:
Trade receivables	(170)	(853)
Prepayments and other assets	(525)	(170)
Inventories	(557)	71
Due from/to related party	174	514
Trade payables	399	316
Accrued liabilities	191	(143)
Unearned revenue	0	(1,690)
Net cash provided by Operating Activities	53,299	40,636
Cash flows from Investing Activities:
Vessel Acquisitions and other additions to vessels' cost	(37,178)	0
Net cash used in Investing Activities	(37,178)	0
Cash flows from Financing Activities:
Payment of preferred units issuance costs and other filing costs	(119)	(65)
Distributions declared and paid	(33,428)	(30,053)
Proceeds from long-term debt	66,667	0
Repayment of long-term debt	(16,250)	(10,000)
Payment of deferred finance fees	(36)	(11)
Net cash provided by/(used in) Financing Activities	16,834	(40,129)
Net increase in cash and cash equivalents	32,955	507
Cash and cash equivalents at beginning of the period	24,293	11,949
Cash and cash equivalents at end of the period	$ 57,248	$ 12,456